Document and Entity Information	12 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	Stone Harbor Investment Funds
Central Index Key	0001391673
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 30, 2013
Prospectus Date	Sep. 30, 2013